CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss)/income	$ (204,141,000)	$ 5,277,000	$ (19,535,000)	$ (66,145,000)
(Loss)/gain from discontinued operations, net of tax	(1,022,000)	28,960,000	28,185,000	(6,160,000)
Loss from continuing operations	(203,119,000)	(23,683,000)	(47,720,000)	(59,985,000)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization expense	6,301,000	3,757,000	9,803,000	6,897,000
(Gain)/loss on debt extinguishment		(284,000)	(284,000)	3,267,000
Loss on debt extinguishment				3,054,000
Stock-based compensation expense	772,000	1,142,000	1,982,000	3,345,000
Loss on issuance of 2021 convertible bridge notes	96,476,000
Loss on issuance of 2021 convertible bridge notes rights offering	3,193,000
Amortization of debt discount and issuance costs	823,000	836,000	1,137,000	1,811,000
Debt issuance cost expensed for debt carried at fair value	47,718,000
(Gain)/loss on equity method investment	(963,000)	581,000	953,000	1,241,000
Loss on disposal of property and equipment	24,000			6,000
Unrealized loss/(gain) on derivatives	14,975,000	279,000	558,000	(541,000)
Satellite impairment loss	18,407,000		0	6,606,000
Bad debt expense	4,000
Deferred income tax provision (benefit)
Realized gain on promissory notes				(4,113,000)
Changes in operating assets and liabilities:
Accounts receivable	(1,293,000)	2,012,000	1,425,000	(64,000)
Contract assets	1,151,000	(1,344,000)	(3,796,000)	(658,000)
Prepaid expenses, and other current assets	(405,000)	(56,000)	400,000	(1,982,000)
Increase (Decrease) in Other Operating Assets	(150,000)	(752,000)	(1,024,000)
Accounts payable and accrued liabilities	(2,604,000)	(14,000)	2,483,000	3,356,000
Other current liabilities	(2,067,000)	244,000	(340,000)	(363,000)
Contract liabilities - current and long-term	(952,000)	4,701,000	9,019,000	6,573,000
Liability for estimated contract losses	(1,047,000)	3,340,000	6,252,000
Other long-term liabilities	1,644,000	1,482,000	3,852,000	1,699,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(21,112,000)	(7,759,000)	(15,300,000)	(33,118,000)
Cash flows (used in) operating activities - discontinued operations	0	(14,383,000)	(16,374,000)	6,808,000
Net cash (used in) operating activities	(21,112,000)	(22,142,000)	(31,674,000)	(26,310,000)
Cash Flows from Investing Activities:
Purchase of property and equipment	(207,000)	(41,000)	(281,000)	(481,000)
Satellite procurement work in process	(11,205,000)	(15,913,000)	(18,096,000)	(33,208,000)
Purchase of domain name	(7,000)
Cash flows (used in) investing activities - continuing operations	(11,419,000)	(15,954,000)	(18,377,000)	(33,689,000)
Cash flows provided by investing activities - discontinued operations		8,410,000	8,607,000	(266,000)
Net cash (used in) investing activities	(11,419,000)	(7,544,000)	(9,770,000)	(33,955,000)
Cash Flows from Financing Activities:
Proceeds from Issuance of Debt	58,573,000	3,600,000
Proceeds from options exercised	7,000	23,000	30,000	121,000
Proceeds from warrants exercised	120,000
Capital lease payments		(17,000)	(39,000)	(311,000)
Debt payments	(750,000)
Payments for deferred offering costs	(3,487,000)
Payments for debt issuance costs	(646,000)	(108,000)
Principal payments on debt				(14,000,000)
Payment for debt and equity issuance costs			(108,000)	(3,611,000)
Withholding tax payment on vesting of restricted stock awards and options exercised			(39,000)
Proceeds from borrowings			3,600,000	107,640,000
Cash flows provided by financing activities - continuing operations	53,817,000	3,498,000	3,444,000	89,839,000
Cash flows (used in) financing activities - discontinued operations				(133,000)
Net cash provided by financing activities	53,817,000	3,498,000	3,444,000	89,706,000
Net Change in Cash	21,286,000	(26,188,000)	(38,000,000)	29,441,000
Cash, cash equivalents, and restricted cash – beginning of year	10,573,000	37,190,000	37,190,000	17,577,000
Cash reclassified to assets held for sale at beginning of period		11,383,000	11,383,000	1,555,000
Cash reclassified to assets held for sale at the end of period				(11,383,000)
Total cash, cash equivalents, and restricted cash	31,859,000	22,385,000	10,573,000	37,190,000
Supplemental Cash Flow Elements:
Cash and cash equivalents	26,384,000	16,911,000	5,098,000	31,715,000
Restricted cash	5,475,000	5,475,000	5,475,000	5,475,000
Total cash, cash equivalents, and restricted cash	31,859,000	22,385,000	10,573,000	37,190,000
Supplemental disclosures of cash flows information:
Cash paid for interest	286,000	821,000	1,113,000	1,678,000
Supplemental disclosures of non-cash financing and investing information:
Property and equipment additions accrued but not paid	10,837,000	3,071,000	5,397,000	5,292,000
SPAC costs accrued but not paid	3,663,000
Debt issuance costs expensed for debt carried at fair value accrued but not paid	3,129,000
Capitalized Interest	135,000	736,000
Issuance of common stock due to bridge financing and rights offering, net of issuance cost	106,353,000
Issuance of Common Stock Warrants Due to Bridge Financing	18,800,000
Consent fees payable in common stock or cash recorded as a derivative	2,715,000
Contingent liability for working capital adjustment to M&Y Space ("Mitsui USA")	1,022,000
Issuance of preferred stock in the sale of Spaceflight, Inc.		3,247,000	3,247,000
Application of Secured Loan against the 2020 Share Purchase Agreement ("SPA") purchase price		26,182,000	26,182,000
Conversion of debt to equity				36,236,000
Increase of debt principal for paid-in-kind interest			2,791,000
Equipment acquired under capital lease		22,000	9,000	111,000
Osprey Technology Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net (loss)/income	(14,694,704)	(2,686,114)	(15,265,396)	(7,209,680)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Interest income earned on marketable securities held in Trust Account	(63,087)	(1,643,832)	(1,793,627)	(714,993)
Change in fair value of warrant liability	11,620,500	3,620,625	13,924,875	6,999,875
Transaction costs				560,698
Unrealized (gain) loss on marketable securities held in Trust Account	52	4,199	(3,447)	6,479
Deferred income tax provision (benefit)		479	1,361	(1,361)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities			1,976,231	180,244
Prepaid expenses	11,257	(51,464)	112,048	(202,472)
Prepaid income taxes			(255,364)
Accrued expenses	2,551,720	(156,732)
Income taxes payable		247,935	(94,636)	94,636
Net cash (used in) operating activities	(574,262)	(664,904)	(1,397,955)	(286,574)
Cash Flows from Investing Activities:
Interest withdrawn for tax payments	120,050	283,860
Investment of cash in Trust Account				(316,250,000)
Cash withdrawn from Trust Account to pay franchise and income taxes			713,860
Net cash (used in) investing activities	120,050	283,860	713,860	(316,250,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				309,925,000
Proceeds from sale of Private Placement Warrants				8,325,000
Proceeds from promissory notes	107,000			124,992
Repayment of promissory notes – related party				(224,992)
Payment of offering costs				(571,876)
Net cash provided by financing activities	107,000			317,578,124
Net Change in Cash	(347,212)	(381,044)	(684,095)	1,041,550
Cash, cash equivalents, and restricted cash – beginning of year	399,516	1,083,611	1,083,611	42,061
Total cash, cash equivalents, and restricted cash	52,304	702,567	399,516	1,083,611
Supplemental Cash Flow Elements:
Total cash, cash equivalents, and restricted cash	52,304	702,567	399,516	1,083,611
Supplemental disclosures of cash flows information:
Cash paid for income taxes			350,000
Supplemental disclosures of non-cash financing and investing information:
Initial classification of Class A Common Stock subject to redemption				286,727,625
Change in value of Class A Common Stock subject to possible redemption	53,391,642	$ (2,686,114)	(15,265,401)	(6,633,789)
Initial classification of warrant liabilities				(14,807,125)
Deferred underwriting fee payable	$ 11,068,750		$ 11,068,750	$ 11,068,750